Income taxes (Details 2)	Dec. 31, 2022 USD ($)
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 36,124,000
UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	35,192,000
SINGAPORE
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	930,000
CANADA
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	2,000
Two Thousand Three [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	2,776,000
Two Thousand Three [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	2,776,000
Two Thousand Four [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,251,000
Two Thousand Four [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,251,000
Two Thousand Five [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,304,000
Two Thousand Five [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,304,000
Two Thousand Six [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,532,000
Two Thousand Six [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,532,000
Two Thousand Seven [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,480,000
Two Thousand Seven [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,480,000
Two Thousand Eight [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,600,000
Two Thousand Eight [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,600,000
Two Thousand Nine [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,723,000
Two Thousand Nine [Member] | United State [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,723,000
Two Thousand Ten [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	823,000
Two Thousand Ten [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	823,000
Two Thousand Eleven [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,747,000
Two Thousand Eleven [Member] | United State [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,747,000
Two Thousand Twelve [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,638,000
Two Thousand Twelve [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,638,000
Two Thousand Thriteen [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,403,000
Two Thousand Thriteen [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,403,000
Two Thousand Fourteen [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	2,595,000
Two Thousand Fourteen [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	2,595,000
Two Thousand Fifteen [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,619,000
Two Thousand Fifteen [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,619,000
Two Thousand Sixteen [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,171,000
Two Thousand Sixteen [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,171,000
Two Thousand Seventeen [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	928,000
Two Thousand Seventeen [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	928,000
Two Thousand Eighteen [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	720,000
Two Thousand Eighteen [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	720,000
Two Thousand Ninteen [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	3,921,000
Two Thousand Ninteen [Member] | United State [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	3,921,000
Two Thousand Twenty [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	2,236,000
Two Thousand Twenty [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	2,236,000
Two Thousand Twenty [Member] | SINGAPORE
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	187,000
Two Thousand Twenty One [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	2,587,000
Two Thousand Twenty One [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	2,400,000
Two Thousand Twenty Two [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	3,070,000
Two Thousand Twenty Two [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	2,325,000
Two Thousand Twenty Two [Member] | SINGAPORE
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	743,000
Two Thousand Twenty Two [Member] | CANADA
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 2,000